Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Cash Flow Information Related to Operating Leases

Cash flow information related to operating leases consists of the following:

	For the six months ended
	June 30, 2024	June 30, 2025
	(Unaudited)	(Unaudited)
Cash paid for amounts in the measurement of lease liabilities	$(27,119)	$—